Long-Term Debt (Details Narrative) € in Thousands, $ in Thousands			1 Months Ended	2 Months Ended			4 Months Ended		5 Months Ended			6 Months Ended						7 Months Ended	8 Months Ended	12 Months Ended
	Jan. 02, 2024 USD ($)	Jan. 06, 2023 USD ($)	Feb. 07, 2023 USD ($)	Mar. 11, 2024 USD ($)	Feb. 28, 2024 USD ($)	Feb. 17, 2023 USD ($)	May 14, 2024	Apr. 24, 2024 USD ($)	Jun. 05, 2024 USD ($)	May 31, 2024 USD ($)	Jun. 13, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 28, 2024 USD ($)	Jun. 26, 2024 USD ($)	Jun. 25, 2024 USD ($)	Jun. 20, 2024 USD ($)	Jun. 15, 2023 USD ($)	Jul. 16, 2024 USD ($)	Aug. 23, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 22, 2023 USD ($)	Dec. 21, 2023 USD ($)	Dec. 20, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 23, 2022 USD ($)	Dec. 31, 2024 EUR (€)	Apr. 30, 2024 USD ($)
Debt Instrument [Line Items]
Repayments of Debt																				$ 792,480	$ 75,474				$ 102,125
Assumption of debt																				$ 0	196,317				0
Debt Instrument, Covenant Compliance																				As of December 31, 2024 and 2023 the Company was in compliance with all financial covenants.
Line of Credit Facility, Remaining Borrowing Capacity																				$ 0
Interest Expense, Operating and Nonoperating																				134,752	93,511				44,049
Loan interest cost capitalized																				$ 19,077	$ 269				$ 0
Weighted average interest rate																				6.50%	6.30%				4.00%
2022 Bonds- 2021 Bond [Member] | | Bonds requirements and terms [Member]
Debt Instrument [Line Items]
Cash Collateral for Borrowed Securities | €																											€ 100,000
Description of deposit to the DSRA account																				the Company deposit to the DSRA 50% of any cash disbursements to unitholders (e.g., dividends) exceeding $20,000 per annum, capped at 1/3 of the par value of the 2022 and 2021 Bonds outstanding at the time
Description of the difference detween MVAN and $300,000																				if the Company’s Market Value Adjusted Net Assets (“MVAN”) falls below $300,000 then to deposit to the DSRA the difference between the MVAN and the $300,000 (capped to 1/3 of the par value of the 2022 and 2021 Bonds outstanding)
Covenants [Member]
Debt Instrument [Line Items]
Ratio Of EBITDA To Net Interest Expense																				2:1
Net Total Indebtedness to the aggregate Market Value of the Total fleet																				0.75:1
Per Vessel [Member] | Covenants [Member]
Debt Instrument [Line Items]
Restricted Cash and Cash Equivalents																				$ 500
2024- Credit Facility LNG/C Aristidis I [Member]
Debt Instrument [Line Items]
Description of scope															for the full repayment of the 2021 credit facility
Maturity date															7 years
Amount drawn down														$ 155,000
Maximum borrowing amount															$ 155,000
2021 Credit Facility [Member]
Debt Instrument [Line Items]
Full repayments of debt													$ 99,403
2024- LNG/C Apostolos Credit facility [member]
Debt Instrument [Line Items]
Description of scope																for the purpose of partially financing the construction of the vessel
Amount drawn down												$ 192,000
Maximum borrowing amount																$ 192,000
Full repayments of debt																		$ 192,000
2024- LNG/C Aktoras Credit facility [member]
Debt Instrument [Line Items]
Description of scope										for the purpose of partially financing the construction of the vessel
Maturity date										7 years
Amount drawn down												$ 240,000
Maximum borrowing amount										$ 240,000
The 2021 Bocomm Agreement [Member]
Debt Instrument [Line Items]
Ammendment of agreement							amend certain of the terms included in two separate sale and lease back agreements that the companies owning the vessels LNG/C Aristos I and the LNG/C Aristarchos had entered into with Bocomm in 2021. Specifically, effective from May 2024, the Company agreed to reduce the interest paid on the outstanding amount and extended the maturity for both facilities by two years.
2024 - LNG/C Axios II credit facility [Member]
Debt Instrument [Line Items]
Description of scope																								for the purpose of partially financing the construction of the vessel
Maturity date																								7 years
Amount drawn down	$ 190,000
Maximum borrowing amount																								$ 190,000
Umbrella Seller's Credit [Member]
Debt Instrument [Line Items]
Description of scope																							to finance a portion of the purchase price of the 11 new 174,000 CBM LNG/C vessels under construction
Maximum Borrowing amount																							$ 220,000
Line of Credit Facility, Interest Rate During Period																							7.50%
Maturity date																							June 30, 2027
Repayments of Debt				$ 39,973	$ 12,789			$ 39,838
Unutilised amount										42,164																		$ 127,400
LNG/C Axios II - Umbrella Seller's Credit [Member]
Debt Instrument [Line Items]
Amount used from Umbrella seller's credit	$ 92,600
M/V Athenian, MV Athos, MV Seattle Express, MV Aristomenis, MV Fos Express - Umbrella Sellers Credit [Member]
Debt Instrument [Line Items]
Reduction of capacity of Umbrella's Sellers Credit										85,236
LNG/C Aktoras - Umbrella Seller's Credit [member]
Debt Instrument [Line Items]
Amount used from Umbrella seller's credit									$ 39,900
LNG/C Apostolos - Umbrella Seller's Credit [member]
Debt Instrument [Line Items]
Amount used from Umbrella seller's credit													$ 2,264
2023 CMBFL - LNG/C AMI [Member] | Amore Mio I [Member]
Debt Instrument [Line Items]
Maturity date																							10 years
Assumption of debt																							$ 196,317
Credit Facility 2023 [Member]
Debt Instrument [Line Items]
Description of scope											for the purpose of partially financing the acquisition of the shares of the vessel-owning company of the M/V Buenaventura Express
Maturity date											8 years
Amount drawn down																	$ 100,000
Maximum borrowing amount											$ 100,000
Jolco 2022 [Member] | M/V Itajai Express [Member]
Debt Instrument [Line Items]
Description of scope																										for the purpose of partially financing the acquisition of the shares of the vessel-owning company of the M/V Itajai Express
Maturity date																										8 years
Amount of the sale leaseback agreement																										$ 108,000
Amount drawn down		$ 108,000
Credit facilities and financing arrangements [Member]
Debt Instrument [Line Items]
Full repayments of debt																				676,532
Repayments of Debt																				$ 115,948	$ 75,474
2022 Credit Facility and Financing Arrangement [Member]
Debt Instrument [Line Items]
Collateral Maintenance Requirement																				125.00%
2023 Credit Facility - 2024 LNC/C Aristidis I Credit Facility Financing Arrangements | Covenants [Member]
Debt Instrument [Line Items]
Collateral Maintenance Requirement																				120.00%
'2021 Bocomm', '2024 Bocomm-LNG/C Asklipios' and '2024 Bocomm-LNG/C Attalos Financing Arrangement [Member]
Debt Instrument [Line Items]
Collateral Maintenance Requirement																				111.00%
2023 CMBFL-LNG/C AMI, 2023 CMBFL - LNG/C, 2024 LNG/C Aktoras credit facility and 2024 LNG/C Axios II credit facility [Member]
Debt Instrument [Line Items]
Collateral Maintenance Requirement																				110.00%
2024 Bocomm - LNG/C Attalos and 2024 Bocomm - LNG/C Asklipios [Member]
Debt Instrument [Line Items]
Amount of the sale leaseback agreement for the LNG/C Asklipios																			$ 162,500
Amount of the sale leaseback agreement for the LNG/C Attalos																			$ 162,500
Description of scope																			refinancing the then outstanding balance of both vessels of $250,365 under the sale and lease back arrangements that the companies owning the vessels had entered into with CMB Financial Leasing Co., Ltd (“CMBFL”) in 2021
New sale and lease back agreements starting date																			August 29, 2024
Maturity date																			7 years
2024 - LNG/C Apostolos Jolco [Member]
Debt Instrument [Line Items]
Description of scope															for the purpose of full repayment of the 2024 – LNG/C Apostolos credit facility
Amount of the sale leaseback agreement															$ 240,000
Amount drawn down																		$ 240,000
Duration															8 years
2023 - LNG/C Assos Jolco [Member]
Debt Instrument [Line Items]
Description of scope																						for the purpose of partially financing the acquisition of the shares of the vessel-owning company of the LNG/C Assos
Amount of the sale leaseback agreement																						$ 240,000
Amount drawn down										$ 240,000
Duration																						8 years
2023 CMBFL - LNG/C [Member]
Debt Instrument [Line Items]
Description of scope			for the purpose of partially financing the acquisition of the shares of the vessel-owning company of the LNG/C Asterix I
Maturity date			10 years
Amount of the sale leaseback agreement			$ 184,000
Amount drawn down						$ 184,000